Off-balance sheet assets received (Tables)	12 Months Ended
Dec. 31, 2020
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million	31.12.20	31.12.19
Fair value of assets received that can be sold or repledged	500,689	475,726
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	487,904	466,045
received in unsecured borrowings	12,785	9,681
Thereof sold or repledged[2]	367,258	350,477
in connection with financing activities	315,603	305,362
to satisfy commitments under short sale transactions	33,595	30,591
in connection with derivative and other transactions[1]	18,059	14,524
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2020: USD 18.9 billion; 31 December 2019: USD 19.6 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

UBS AG
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million	31.12.20	31.12.19
Fair value of assets received that can be sold or repledged	500,689	475,726
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	487,904	466,045
received in unsecured borrowings	12,785	9,681
Thereof sold or repledged[2]	367,258	351,327
in connection with financing activities	315,603	306,212
to satisfy commitments under short sale transactions	33,595	30,591
in connection with derivative and other transactions[1]	18,059	14,524
1 Includes securities received as initial margin from its clients that UBS AG is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2020: USD 18.9 billion; 31 December 2019: USD 19.6 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.